Shareholder Report	6 Months Ended
May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Fidelity Strategic Dividend & Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity® Strategic Dividend & Income® Fund
Trading Symbol	FSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Dividend & Income® Fund	$ 32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 5,758,186,445
Holdings Count | shares	725
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$5,758,186,445
Number of Holdings	725
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Real Estate 16.3 Information Technology 16.3 Financials 16.1 Health Care 11.0 Industrials 7.8 Consumer Staples 7.0 Energy 7.0 Utilities 5.8 Consumer Discretionary 5.6 Communication Services 3.4 Materials 1.2 Dividend-Paying Equities 53.0 Convertibles 17.0 REITs 14.8 Preferred Stock 14.2 MLPs 0.3 Global Infrastructure Equities 0.3 Commodity Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Dividend-Paying Equities - 53.0 Convertibles - 17.0 REITs - 14.8 Preferred Stock - 14.2 MLPs - 0.3 Global Infrastructure Equities - 0.3 Commodity Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.5 Canada 2.1 Korea (South) 2.1 United Kingdom 1.5 Taiwan 0.9 Netherlands 0.6 France 0.5 Germany 0.3 Italy 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 2.1 Korea (South) - 2.1 United Kingdom - 1.5 Taiwan - 0.9 Netherlands - 0.6 France - 0.5 Germany - 0.3 Italy - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 3.3 Cisco Systems Inc 2.6 AbbVie Inc 2.3 Coca-Cola Co/The 2.2 Johnson & Johnson 2.1 Samsung Electronics Co Ltd 2.1 Procter & Gamble Co/The 1.9 Equinix Inc 1.8 Merck & Co Inc 1.7 Prologis Inc 1.7 21.7
Fidelity Advisor Strategic Dividend & Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class Z
Trading Symbol	FIQWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.54%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%
Net Assets	$ 5,758,186,445
Holdings Count | shares	725
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$5,758,186,445
Number of Holdings	725
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Real Estate 16.3 Information Technology 16.3 Financials 16.1 Health Care 11.0 Industrials 7.8 Consumer Staples 7.0 Energy 7.0 Utilities 5.8 Consumer Discretionary 5.6 Communication Services 3.4 Materials 1.2 Dividend-Paying Equities 53.0 Convertibles 17.0 REITs 14.8 Preferred Stock 14.2 MLPs 0.3 Global Infrastructure Equities 0.3 Commodity Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Dividend-Paying Equities - 53.0 Convertibles - 17.0 REITs - 14.8 Preferred Stock - 14.2 MLPs - 0.3 Global Infrastructure Equities - 0.3 Commodity Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.5 Canada 2.1 Korea (South) 2.1 United Kingdom 1.5 Taiwan 0.9 Netherlands 0.6 France 0.5 Germany 0.3 Italy 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 2.1 Korea (South) - 2.1 United Kingdom - 1.5 Taiwan - 0.9 Netherlands - 0.6 France - 0.5 Germany - 0.3 Italy - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 3.3 Cisco Systems Inc 2.6 AbbVie Inc 2.3 Coca-Cola Co/The 2.2 Johnson & Johnson 2.1 Samsung Electronics Co Ltd 2.1 Procter & Gamble Co/The 1.9 Equinix Inc 1.8 Merck & Co Inc 1.7 Prologis Inc 1.7 21.7
Fidelity Advisor Strategic Dividend & Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class M
Trading Symbol	FTSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.16%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%
Net Assets	$ 5,758,186,445
Holdings Count | shares	725
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$5,758,186,445
Number of Holdings	725
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Real Estate 16.3 Information Technology 16.3 Financials 16.1 Health Care 11.0 Industrials 7.8 Consumer Staples 7.0 Energy 7.0 Utilities 5.8 Consumer Discretionary 5.6 Communication Services 3.4 Materials 1.2 Dividend-Paying Equities 53.0 Convertibles 17.0 REITs 14.8 Preferred Stock 14.2 MLPs 0.3 Global Infrastructure Equities 0.3 Commodity Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Dividend-Paying Equities - 53.0 Convertibles - 17.0 REITs - 14.8 Preferred Stock - 14.2 MLPs - 0.3 Global Infrastructure Equities - 0.3 Commodity Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.5 Canada 2.1 Korea (South) 2.1 United Kingdom 1.5 Taiwan 0.9 Netherlands 0.6 France 0.5 Germany 0.3 Italy 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 2.1 Korea (South) - 2.1 United Kingdom - 1.5 Taiwan - 0.9 Netherlands - 0.6 France - 0.5 Germany - 0.3 Italy - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 3.3 Cisco Systems Inc 2.6 AbbVie Inc 2.3 Coca-Cola Co/The 2.2 Johnson & Johnson 2.1 Samsung Electronics Co Ltd 2.1 Procter & Gamble Co/The 1.9 Equinix Inc 1.8 Merck & Co Inc 1.7 Prologis Inc 1.7 21.7
Fidelity Advisor Strategic Dividend & Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class I
Trading Symbol	FSIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 5,758,186,445
Holdings Count | shares	725
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$5,758,186,445
Number of Holdings	725
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Real Estate 16.3 Information Technology 16.3 Financials 16.1 Health Care 11.0 Industrials 7.8 Consumer Staples 7.0 Energy 7.0 Utilities 5.8 Consumer Discretionary 5.6 Communication Services 3.4 Materials 1.2 Dividend-Paying Equities 53.0 Convertibles 17.0 REITs 14.8 Preferred Stock 14.2 MLPs 0.3 Global Infrastructure Equities 0.3 Commodity Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Dividend-Paying Equities - 53.0 Convertibles - 17.0 REITs - 14.8 Preferred Stock - 14.2 MLPs - 0.3 Global Infrastructure Equities - 0.3 Commodity Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.5 Canada 2.1 Korea (South) 2.1 United Kingdom 1.5 Taiwan 0.9 Netherlands 0.6 France 0.5 Germany 0.3 Italy 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 2.1 Korea (South) - 2.1 United Kingdom - 1.5 Taiwan - 0.9 Netherlands - 0.6 France - 0.5 Germany - 0.3 Italy - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 3.3 Cisco Systems Inc 2.6 AbbVie Inc 2.3 Coca-Cola Co/The 2.2 Johnson & Johnson 2.1 Samsung Electronics Co Ltd 2.1 Procter & Gamble Co/The 1.9 Equinix Inc 1.8 Merck & Co Inc 1.7 Prologis Inc 1.7 21.7
Fidelity Advisor Strategic Dividend & Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class C
Trading Symbol	FCSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.66%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.66%
Net Assets	$ 5,758,186,445
Holdings Count | shares	725
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$5,758,186,445
Number of Holdings	725
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Real Estate 16.3 Information Technology 16.3 Financials 16.1 Health Care 11.0 Industrials 7.8 Consumer Staples 7.0 Energy 7.0 Utilities 5.8 Consumer Discretionary 5.6 Communication Services 3.4 Materials 1.2 Dividend-Paying Equities 53.0 Convertibles 17.0 REITs 14.8 Preferred Stock 14.2 MLPs 0.3 Global Infrastructure Equities 0.3 Commodity Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Dividend-Paying Equities - 53.0 Convertibles - 17.0 REITs - 14.8 Preferred Stock - 14.2 MLPs - 0.3 Global Infrastructure Equities - 0.3 Commodity Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.5 Canada 2.1 Korea (South) 2.1 United Kingdom 1.5 Taiwan 0.9 Netherlands 0.6 France 0.5 Germany 0.3 Italy 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 2.1 Korea (South) - 2.1 United Kingdom - 1.5 Taiwan - 0.9 Netherlands - 0.6 France - 0.5 Germany - 0.3 Italy - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 3.3 Cisco Systems Inc 2.6 AbbVie Inc 2.3 Coca-Cola Co/The 2.2 Johnson & Johnson 2.1 Samsung Electronics Co Ltd 2.1 Procter & Gamble Co/The 1.9 Equinix Inc 1.8 Merck & Co Inc 1.7 Prologis Inc 1.7 21.7
Fidelity Advisor Strategic Dividend & Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Dividend & Income® Fund
Class Name	Fidelity Advisor® Strategic Dividend & Income® Fund Class A
Trading Symbol	FASDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.91%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
Net Assets	$ 5,758,186,445
Holdings Count | shares	725
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$5,758,186,445
Number of Holdings	725
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Real Estate 16.3 Information Technology 16.3 Financials 16.1 Health Care 11.0 Industrials 7.8 Consumer Staples 7.0 Energy 7.0 Utilities 5.8 Consumer Discretionary 5.6 Communication Services 3.4 Materials 1.2 Dividend-Paying Equities 53.0 Convertibles 17.0 REITs 14.8 Preferred Stock 14.2 MLPs 0.3 Global Infrastructure Equities 0.3 Commodity Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Dividend-Paying Equities - 53.0 Convertibles - 17.0 REITs - 14.8 Preferred Stock - 14.2 MLPs - 0.3 Global Infrastructure Equities - 0.3 Commodity Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.5 Canada 2.1 Korea (South) 2.1 United Kingdom 1.5 Taiwan 0.9 Netherlands 0.6 France 0.5 Germany 0.3 Italy 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 2.1 Korea (South) - 2.1 United Kingdom - 1.5 Taiwan - 0.9 Netherlands - 0.6 France - 0.5 Germany - 0.3 Italy - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 3.3 Cisco Systems Inc 2.6 AbbVie Inc 2.3 Coca-Cola Co/The 2.2 Johnson & Johnson 2.1 Samsung Electronics Co Ltd 2.1 Procter & Gamble Co/The 1.9 Equinix Inc 1.8 Merck & Co Inc 1.7 Prologis Inc 1.7 21.7